Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) Customer	Sep. 30, 2020 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	4
Revenue	$ 940,418	$ 768,734
Adjusted EBITDA	618,037	$ 609,572
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer		3
Revenue	725,756	$ 579,230
Adjusted EBITDA	458,170	$ 456,420
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer		1
Revenue	93,524	$ 80,118
Adjusted EBITDA	73,527	72,412
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	80,428	79,229
Adjusted EBITDA	64,243	64,039
Water [Member]
Financial information by segment [Abstract]
Revenue	40,710	30,157
Adjusted EBITDA	22,097	16,701
North America [Member]
Financial information by segment [Abstract]
Revenue	308,661	267,688
Adjusted EBITDA	233,810	233,201
South America [Member]
Financial information by segment [Abstract]
Revenue	117,129	112,019
Adjusted EBITDA	90,626	89,749
EMEA [Member]
Financial information by segment [Abstract]
Revenue	514,628	389,027
Adjusted EBITDA	$ 293,601	$ 286,622